Derivative Liabilities (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Liabilities (Textual)
Fair value of the conversion feature				$ 478,000
Amount of debt conversion				572,329
Fair value loss on the conversion of debt							$ (385,531)
Fair value of the derivative liability		25,261,322		25,261,322		8,919,202	$ 14,032,942	$ 5,239,073
Accrued interest	$ 2,650			61,115	$ 53,083
Other fees		$ 4,750		$ 4,750
Convertible Debt [Member]
Derivative Liabilities (Textual)
Fair value of the conversion feature						663,608
Amount of debt conversion						587,628
Fair value loss on the conversion of debt						1,056,558
Accrued interest						74,006
Other fees						500
Gain in net change derivative						$ 4,720,790